Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN AA‑BBB CLO ETF
SUPPLEMENT DATED APRIL 14, 2025
TO THE PROSPECTUS DATED DECEMBER 3, 2024

1.
In the Prospectus for the Nuveen AA‑BBB CLO ETF (the “Fund”), the description of “Loan Risk” set forth under the section entitled “Principal Risks” in the “Fund Summary” is hereby deleted in its entirety and replaced with the following:

Loan Risk—Through its investments in CLO securities, the Fund has significant exposure to the underlying loans selected by a CLO’s manager. The lack of an active trading market for certain loans in a CLO may impair the ability of a CLO manager to realize a loan’s full value in the event of the need to sell a loan and may make it difficult to value such loans. Portfolio transactions in loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. As a result of these extended settlement periods, a CLO manager may incur losses if it is required to sell other investments or temporarily borrow to meet its cash needs. In addition, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be an extended settlement period, due in part to the settlement periods for the underlying loans, which may give rise to investment leverage and may result in increased volatility of the Fund’s net asset value. The risks associated with unsecured loans, which are not backed by a security interest in any specific collateral, are higher than those for comparable loans that are secured by specific collateral. For secured loans, there is a risk that the value of any collateral securing a loan in which a CLO has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. Interests in loans made to finance highly leveraged companies or transactions such as corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Loans may have restrictive covenants limiting the ability of a borrower to further encumber its assets. However, in periods of high demand by lenders for loan investments, borrowers may limit these covenants and weaken a lender’s ability to access collateral securing the loan; reprice the credit risk associated with the borrower; and mitigate potential loss. A CLO manager may experience relatively greater realized or unrealized losses or delays and expenses in enforcing its rights with respect to loans with fewer restrictive covenants. Additionally, loans may not be considered “securities” and, as a result, the CLO manager may not be entitled to rely on the anti-fraud or other protections of the securities laws. Because junior loans have a lower place in an issuer’s capital structure and may be unsecured, junior loans involve a higher degree of overall risk than senior loans of the issuer.

Nuveen AA-BBB CLO ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN AA‑BBB CLO ETF
SUPPLEMENT DATED APRIL 14, 2025
TO THE PROSPECTUS DATED DECEMBER 3, 2024

1.
In the Prospectus for the Nuveen AA‑BBB CLO ETF (the “Fund”), the description of “Loan Risk” set forth under the section entitled “Principal Risks” in the “Fund Summary” is hereby deleted in its entirety and replaced with the following:

Loan Risk—Through its investments in CLO securities, the Fund has significant exposure to the underlying loans selected by a CLO’s manager. The lack of an active trading market for certain loans in a CLO may impair the ability of a CLO manager to realize a loan’s full value in the event of the need to sell a loan and may make it difficult to value such loans. Portfolio transactions in loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. As a result of these extended settlement periods, a CLO manager may incur losses if it is required to sell other investments or temporarily borrow to meet its cash needs. In addition, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be an extended settlement period, due in part to the settlement periods for the underlying loans, which may give rise to investment leverage and may result in increased volatility of the Fund’s net asset value. The risks associated with unsecured loans, which are not backed by a security interest in any specific collateral, are higher than those for comparable loans that are secured by specific collateral. For secured loans, there is a risk that the value of any collateral securing a loan in which a CLO has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. Interests in loans made to finance highly leveraged companies or transactions such as corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Loans may have restrictive covenants limiting the ability of a borrower to further encumber its assets. However, in periods of high demand by lenders for loan investments, borrowers may limit these covenants and weaken a lender’s ability to access collateral securing the loan; reprice the credit risk associated with the borrower; and mitigate potential loss. A CLO manager may experience relatively greater realized or unrealized losses or delays and expenses in enforcing its rights with respect to loans with fewer restrictive covenants. Additionally, loans may not be considered “securities” and, as a result, the CLO manager may not be entitled to rely on the anti-fraud or other protections of the securities laws. Because junior loans have a lower place in an issuer’s capital structure and may be unsecured, junior loans involve a higher degree of overall risk than senior loans of the issuer.